Expenses by Nature - Summary of Information about Expenses by Nature (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Raw materials and consumables used	€ (3,561)	€ (3,197)	€ (2,792)
Employee benefit expenses	(927)	(907)	(876)
Energy costs	(140)	(138)	(140)
Sub-contractors	(92)	(99)	(108)
Freight out costs	(143)	(124)	(128)
Professional fees	(74)	(77)	(85)
Operating lease expenses	(31)	(27)	(27)
Depreciation and amortization	(197)	(171)	(155)
Other operating expenses	(271)	(229)	(186)
Other gains / (losses)-net	154	70	21
Total operating expenses	€ (5,282)	€ (4,899)	€ (4,476)